Other Operating Income - Additional Information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of attribution of expenses by nature to their function [line items]
Other operating income	€ 18,850	€ 9,386	€ 5,230
Other operating income related to contract modifications	7,600
Contribution of joint development	3,000
Miscellaneous other operating income		9,210	4,958
Nuova Ompi S.r.l.
Disclosure of attribution of expenses by nature to their function [line items]
Grants received by subsidiaries			272
Grants received as tax credit	6	28	28
Grants related to sustainable growth fund			€ 244
Ompi Pharma Packaging Tech. Co Ltd
Disclosure of attribution of expenses by nature to their function [line items]
Grants received for machinery technical renovation	150	106
Ompi Pharma Packaging Tech. Co Ltd and Nuova Ompi S.r.l.
Disclosure of attribution of expenses by nature to their function [line items]
Grants received by subsidiaries	€ 156	€ 176